UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606,USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 634-9200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
June 30, 2023 (Unaudited)
Wanger International
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger International (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (the Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger International  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
James Chapman, CFA
Co-Portfolio Manager since 2020
Service with Fund since 2018
Zoe Tan, CFA
Co-Portfolio Manager since 2020
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger International	05/03/95	11.67	14.29	1.71	4.53	10.03
MSCI ACWI ex USA Small Cap Growth Index (Net)		7.56	10.60	2.41	6.01	-
MSCI ACWI ex USA Small Cap Index (Net)		6.84	10.93	2.62	5.75	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under, or any taxes that might be associated with, your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 1.20% is stated as of the Fund’s prospectus dated May 1, 2023, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small-cap securities exhibiting overall growth style characteristics across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Wanger International | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	5.8
Consumer Discretionary	3.5
Consumer Staples	3.3
Financials	4.5
Health Care	19.1
Industrials	31.0
Information Technology	22.2
Materials	4.8
Real Estate	5.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Australia	5.3
Brazil	1.4
Canada	3.5
China	1.3
Denmark	2.7
Finland	1.9
France	1.4
Germany	7.7
Italy	5.2
Japan	15.5
Mexico	4.2
Netherlands	4.0
New Zealand	1.2
Norway	0.5
South Korea	2.7
Sweden	9.0
Switzerland	4.4
Taiwan	6.4
United Kingdom	14.1
United States(a)	6.1
Vietnam	1.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Wanger International | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger International (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger International	1,000.00	1,000.00	1,116.70	1,018.85	6.44	6.14	1.22
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced. See Note 3 to the Financial Statements.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger International | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Australia 5.3%
carsales.com Ltd.	218,250	3,490,165
IDP Education Ltd.	516,580	7,649,939
Pro Medicus Ltd.	142,970	6,292,214
Total		17,432,318
Brazil 1.4%
TOTVS SA	722,157	4,541,194
Canada 3.5%
Altus Group Ltd.	141,425	4,689,791
Osisko Gold Royalties Ltd.	317,520	4,879,945
Richelieu Hardware Ltd.	58,160	1,839,520
Total		11,409,256
China 1.4%
China Meidong Auto Holdings Ltd.	1,392,000	1,613,058
Silergy Corp.	223,000	2,777,954
Total		4,391,012
Denmark 2.7%
ALK-Abello A/S(a)	306,888	3,353,132
Netcompany Group AS(a),(b)	130,106	5,390,078
Total		8,743,210
Finland 1.9%
Valmet OYJ	226,505	6,305,107
France 1.4%
Robertet SA	5,178	4,712,295
Germany 7.8%
Amadeus Fire AG	23,121	2,820,971
Eckert & Ziegler Strahlen- und Medizintechnik AG	80,858	3,212,613
Hypoport SE(a)	24,182	4,419,081
Jenoptik AG	112,720	3,872,540
Nemetschek SE	72,912	5,443,374
Washtec AG	141,954	5,547,897
Total		25,316,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 5.2%
Amplifon SpA	245,973	9,022,243
Carel Industries SpA	233,001	7,020,629
GVS SpA(a)	164,075	991,908
Total		17,034,780
Japan 15.5%
Aruhi Corp.	447,000	3,069,854
Avant Group Corp.	975,300	9,598,836
Daiseki Co., Ltd.	303,180	8,571,408
Fuso Chemical Co., Ltd.	177,400	5,579,926
Hoshizaki Corp.	213,700	7,672,399
Insource Co., Ltd.	267,600	2,209,505
Milbon Co., Ltd.	70,000	2,396,138
Simplex Holdings, Inc.	243,200	4,457,352
Solasto Corp.	1,525,200	7,065,860
Total		50,621,278
Mexico 4.2%
Corporación Inmobiliaria Vesta SAB de CV	2,750,440	8,927,642
Grupo Aeroportuario del Centro Norte SAB de CV	306,064	3,254,288
La Comer SAB de CV	727,154	1,576,060
Total		13,757,990
Netherlands 4.0%
BE Semiconductor Industries NV	40,068	4,345,541
IMCD NV	60,303	8,678,265
Total		13,023,806
New Zealand 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	249,833	3,761,922
Norway 0.5%
AutoStore Holdings Ltd.(a),(c)	774,282	1,694,897
South Korea 2.7%
Jeisys Medical, Inc.(a)	618,378	4,872,125
KEPCO Plant Service & Engineering Co., Ltd.	93,280	2,369,512
Koh Young Technology, Inc.	128,383	1,512,190
Total		8,753,827
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger International | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 9.0%
AddTech AB, B Shares	464,140	10,122,169
Dometic Group AB	276,738	1,824,985
Munters Group AB	520,213	5,907,270
Sectra AB, Class B(a)	596,557	10,008,944
Sweco AB, Class B	140,549	1,548,612
Total		29,411,980
Switzerland 4.4%
Belimo Holding AG, Registered Shares	13,700	6,847,433
Inficon Holding AG	3,859	4,662,909
Kardex Holding AG	13,078	2,941,364
Total		14,451,706
Taiwan 6.4%
Parade Technologies Ltd.	201,000	6,967,692
Sinbon Electronics Co., Ltd.	478,000	5,678,824
Universal Vision Biotechnology Co., Ltd.(a)	205,800	2,810,924
Voltronic Power Technology Corp.	86,495	5,470,117
Total		20,927,557
United Kingdom 14.2%
Abcam PLC, ADR(a)	200,379	4,903,274
Auto Trader Group PLC	748,811	5,814,162
Diploma PLC	154,367	5,859,278
Genus PLC	170,353	4,694,659
Intermediate Capital Group PLC	286,489	5,021,803
Porvair PLC	810,678	6,527,417
Rightmove PLC	1,352,453	8,984,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Safestore Holdings PLC	407,276	4,408,397
Total		46,213,679
United States 1.9%
Inter Parfums, Inc.	46,932	6,346,614
Vietnam 1.5%
Asia Commercial Bank JSC	1,830,426	1,717,963
FPT Corp.	880,740	3,217,110
Total		4,935,073
Total Common Stocks (Cost $260,909,103)		313,785,977

Securities Lending Collateral 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.997%(d),(e)	2,352,000	2,352,000
Total Securities Lending Collateral (Cost $2,352,000)		2,352,000

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(d),(f)	11,404,990	11,400,428
Total Money Market Funds (Cost $11,399,203)		11,400,428
Total Investments in Securities (Cost $274,660,306)		327,538,405
Obligation to Return Collateral for Securities Loaned		(2,352,000)
Other Assets & Liabilities, Net		1,422,806
Net Assets		$326,609,211

At June 30, 2023, securities and/or cash totaling $233,483 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	165	09/2023	USD	8,232,675	—	(98,893)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $2,317,179.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $1,694,897, which represents 0.52% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	3,493,914	35,424,565	(27,518,355)	304	11,400,428	(1,365)	218,365	11,404,990
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger International | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	17,432,318	—	17,432,318
Brazil	4,541,194	—	—	4,541,194
Canada	11,409,256	—	—	11,409,256
China	—	4,391,012	—	4,391,012
Denmark	—	8,743,210	—	8,743,210
Finland	—	6,305,107	—	6,305,107
France	—	4,712,295	—	4,712,295
Germany	—	25,316,476	—	25,316,476
Italy	—	17,034,780	—	17,034,780
Japan	—	50,621,278	—	50,621,278
Mexico	13,757,990	—	—	13,757,990
Netherlands	—	13,023,806	—	13,023,806
New Zealand	—	3,761,922	—	3,761,922
Norway	—	1,694,897	—	1,694,897
South Korea	—	8,753,827	—	8,753,827
Sweden	—	29,411,980	—	29,411,980
Switzerland	—	14,451,706	—	14,451,706
Taiwan	—	20,927,557	—	20,927,557
United Kingdom	4,903,274	41,310,405	—	46,213,679
United States	6,346,614	—	—	6,346,614
Vietnam	—	4,935,073	—	4,935,073
Total Common Stocks	40,958,328	272,827,649	—	313,785,977
Securities Lending Collateral	2,352,000	—	—	2,352,000
Money Market Funds	11,400,428	—	—	11,400,428
Total Investments in Securities	54,710,756	272,827,649	—	327,538,405
Investments in Derivatives
Liability
Futures Contracts	(98,893)	—	—	(98,893)
Total	54,611,863	272,827,649	—	327,439,512
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $263,261,103)	$316,137,977
Affiliated issuers (cost $11,399,203)	11,400,428
Foreign currency (cost $308)	307
Margin deposits on:
Futures contracts	233,483
Receivable for:
Capital shares sold	451,978
Dividends	503,519
Securities lending income	1,721
Foreign tax reclaims	601,316
Variation margin for futures contracts	62,700
Expense reimbursement due from Investment Manager	499
Prepaid expenses	3,199
Total assets	329,397,127
Liabilities
Due upon return of securities on loan	2,352,000
Payable for:
Capital shares redeemed	57,422
Investment advisory fee	8,714
Service fees	49,017
Administration fees	442
Trustees’ fees	263,738
Other expenses	56,583
Total liabilities	2,787,916
Net assets applicable to outstanding capital stock	$326,609,211
Represented by
Paid in capital	283,562,862
Total distributable earnings (loss)	43,046,349
Total - representing net assets applicable to outstanding capital stock	$326,609,211
Shares outstanding	16,728,523
Net asset value per share	19.52
* Includes the value of securities on loan	2,317,179
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger International | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,118,014
Dividends — affiliated issuers	218,365
Income from securities lending — net	4,334
Foreign taxes withheld	(214,255)
Total income	3,126,458
Expenses:
Investment advisory fee	1,612,100
Service fees	180,327
Administration fees	81,943
Trustees’ fees	61,731
Custodian fees	29,904
Printing and postage fees	31,402
Accounting services fees	16,664
Legal fees	37,973
Compensation of chief compliance officer	1,020
Other	13,943
Total expenses	2,067,007
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,257)
Total net expenses	1,998,750
Net investment income	1,127,708
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,045,772
Investments — affiliated issuers	(1,365)
Foreign currency translations	(54,618)
Futures contracts	379,532
Net realized gain	2,369,321
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	32,351,466
Investments — affiliated issuers	304
Foreign currency translations	6,397
Futures contracts	(76,970)
Net change in unrealized appreciation (depreciation)	32,281,197
Net realized and unrealized gain	34,650,518
Net increase in net assets resulting from operations	$35,778,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,127,708	$2,454,448
Net realized gain (loss)	2,369,321	(11,818,365)
Net change in unrealized appreciation (depreciation)	32,281,197	(155,846,052)
Net increase (decrease) in net assets resulting from operations	35,778,226	(165,209,969)
Distributions to shareholders
Net investment income and net realized gains	—	(65,112,945)
Total distributions to shareholders	—	(65,112,945)
Increase (decrease) in net assets from capital stock activity	(18,378,258)	46,788,818
Total increase (decrease) in net assets	17,399,968	(183,534,096)
Net assets at beginning of period	309,209,243	492,743,339
Net assets at end of period	$326,609,211	$309,209,243

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	130,221	2,507,478	772,674	15,474,342
Distributions reinvested	—	—	3,465,298	65,112,945
Shares redeemed	(1,095,637)	(20,885,736)	(1,649,271)	(33,798,469)
Total net increase (decrease)	(965,416)	(18,378,258)	2,588,701	46,788,818
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger International | Semiannual Report 2023

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$17.48	$32.62	$28.03	$26.00	$22.20	$30.84
Income from investment operations:
Net investment income	0.08	0.15(a)	0.02	0.07	0.24	0.29
Net realized and unrealized gain (loss)	1.96	(10.88)	5.21	3.31	6.08	(4.93)
Total from investment operations	2.04	(10.73)	5.23	3.38	6.32	(4.64)
Less distributions to shareholders from:
Net investment income	—	(0.22)	(0.17)	(0.48)	(0.20)	(0.60)
Net realized gains	—	(4.19)	(0.47)	(0.87)	(2.32)	(3.40)
Total distributions to shareholders	—	(4.41)	(0.64)	(1.35)	(2.52)	(4.00)
Net asset value, end of period	$19.52	$17.48	$32.62	$28.03	$26.00	$22.20
Total return	11.67%(b)	(33.84%)	18.81%	14.36%	29.99%(b)	(17.70%)(b)
Ratios to average net assets
Total gross expenses(c)	1.26%	1.22%(d)	1.20%	1.25%	1.23%	1.19%
Total net expenses(c)	1.22%	1.22%(d)	1.20%	1.25%	1.20%	1.13%
Net investment income	0.69%	0.71%	0.06%	0.34%	1.01%	1.03%
Supplemental data
Portfolio turnover	14%	31%	36%	60%	42%	47%
Net assets, end of period (in thousands)	$326,609	$309,209	$492,743	$467,811	$475,562	$426,359

Notes to Financial Highlights
(a)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(b)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Wanger International (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process approved by the Board of Trustees, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Wanger International | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
16	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	98,893*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	379,532

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(76,970)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,381,100

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2023, is included in the Statement of Operations.
Wanger International | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2023:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger International
Securities lending transactions
Equity securities	$2,317,179	$—	$—	$—	$2,317,179
Gross amount of recognized liabilities for securities lending (collateral received)					2,352,000
Amounts due to counterparty in the event of default					$34,821
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	2,352,000
Total Liabilities	2,352,000
Total Financial and Derivative Net Assets	(2,352,000)
Financial Instruments	2,317,179
Net Amount (a)	(34,821)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
18	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
Wanger International | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	1.10%
$100 million to $250 million	0.95%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.80%
$1 billion and over	0.72%
For the six months ended June 30, 2023, the annualized effective investment advisory fee rate was 0.98% of the Fund’s average daily net assets.
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Affiliates to provide portfolio management services to certain accounts managed by the Investment Manager. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Affiliates, including Columbia Management, may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Fund’s Chief Compliance Officer,  consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2023, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
20	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Effective May 1, 2023 through June 30, 2023, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), did not exceed the annual rate of 1.20% of the Fund’s average daily net assets. Effective July 1, 2023 through April 30, 2024, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), will not exceed the annual rate of 1.14% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2024.
Prior to May 1, 2023, CWAM contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), did not exceed the annual rate of 1.23% of the Fund’s average daily net assets.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
274,660,000	80,988,000	(28,208,000)	52,780,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Wanger International | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(9,175,545)	(2,459,865)	(11,635,410)
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $44,896,047 and $71,216,847, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
22	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general,
Wanger International | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 57.6% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24	Wanger International | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Wanger International | Semiannual Report 2023	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk;
•	the Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
(Unaudited)
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger International (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
26	Wanger International | Semiannual Report 2023

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund.
The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.
At a meeting held on June 14, 2023, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. In addition, the Independent Trustees noted the quality of CWAM’s compliance record. They also considered CWAM’s extensive and focused efforts to continue to improve the performance of the Fund and believed they were reasonable and appropriate.
Wanger International | Semiannual Report 2023	27

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Fund effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to, resources to hire investment personnel, as necessary.
Performance of the Fund
The Independent Trustees reviewed information comparing the Fund’s performance with that of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”) and the performance of the Fund’s primary benchmark. The Independent Trustees evaluated the performance and risk characteristics of the Fund over various periods, including over the one-, three- and five-year periods ended December 31, 2022 and April 30, 2023. They considered that the Fund had underperformed the median of its Broadridge performance universe for the one-, three- and five-year periods ended December 31, 2022. The Independent Trustees also took into account that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2022. In addition, the Independent Trustees considered that the Fund had outperformed its Broadridge performance universe median and primary benchmark for the more recent one-year period ended April 30, 2023 and underperformed its Broadridge performance universe median and primary benchmark for the three- and five-year periods ended April 30, 2023.
The Independent Trustees considered that CWAM’s International Team Head and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on measures taken over the past several years to improve the Fund’s performance as well as the impact of investment style in the recent market environment. In light of this information, the Independent Trustees concluded that the Fund’s performance was satisfactory versus its performance universe and primary benchmark.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of the Fund compared with information for similar funds provided by Broadridge. The Independent Trustees noted that, although the Fund’s net expenses and actual advisory fees paid were higher than the median of its Broadridge expense group, CWAM had agreed to further reduce the expense limitation for the Fund to 1.14%, resulting in a 0.09% decrease from the expense limitation that was in place for 2022-2023.
In considering the total expense levels of the Fund, the Independent Trustees also considered the total expenses of the Fund relative to its three- and five-year performance, as prepared by Broadridge. The Independent Trustees also noted that the Fund’s advisory fees were generally comparable to the advisory fees of Columbia Acorn International, a series of Columbia Acorn Trust, which was managed by CWAM similarly to the Fund, at similar asset levels.
In addition, the Independent Trustees took into account that CWAM had contractually agreed through April 30, 2023 to limit fees and expenses so that the Fund’s total expenses did not increase versus the prior year.
The Independent Trustees took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to the Fund.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their relationships with the Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical levels of total assets. They also reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’
28	Wanger International | Semiannual Report 2023

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to the Fund by Ameriprise to assist in improving Fund performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees also considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that the Fund had lost assets over the past several years. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the expense limitation or waivers that CWAM had agreed to for the Fund for 2023 and 2024. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Audit & Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefited from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 14, 2023, the Independent Trustees approved the continuation of the Advisory Agreement for the Fund through July 31, 2024.

Wanger International | Semiannual Report 2023	29

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Wanger International
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses and/or summary prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2023 Columbia Management Investment Advisers, LLC.
SAR7062_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Wanger Acorn
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Wanger Acorn (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Wanger Asset Management, LLC (the Investment Manager)
71 S Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Wanger Acorn  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Erika K. Maschmeyer, CFA
Lead Portfolio Manager since February 2023
Service with the Fund since 2016
John L. Emerson, CFA
Portfolio Manager since 2021
Service with the Fund since 2003
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Wanger Acorn	05/03/95	16.26	21.47	3.18	8.60	10.61
Russell 2500 Growth Index		13.38	18.58	7.00	10.38	-
Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit columbiathreadneedleus.com/investor/.
Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under, or any taxes that might be associated with, your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.
The Fund’s annual operating expense ratio of 0.95% is stated as of the Fund’s prospectus dated May 1, 2023, and differences in expense ratios disclosed elsewhere in this report may result from the reflection of fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.
All results shown assume reinvestment of distributions.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invests a majority of its assets. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Wanger Acorn | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	95.8
Money Market Funds	4.0
Securities Lending Collateral	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	2.2
Consumer Discretionary	18.2
Consumer Staples	2.5
Energy	2.9
Financials	7.1
Health Care	19.5
Industrials	20.8
Information Technology	19.3
Materials	4.6
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Wanger Acorn | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur three types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees and other expenses for Wanger Acorn (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Wanger Acorn	1,000.00	1,000.00	1,162.60	1,020.04	5.28	4.94	0.98
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced. See Note 3 to the Financial Statements.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company’s separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
Wanger Acorn | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.0%
Issuer	Shares	Value ($)
Communication Services 2.1%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	46,096	6,783,488
Media 0.8%
Trade Desk, Inc. (The), Class A(a)	56,878	4,392,119
Total Communication Services		11,175,607
Consumer Discretionary 17.3%
Auto Components 0.8%
Dorman Products, Inc.(a)	57,597	4,540,372
Broadline Retail 0.5%
Etsy, Inc.(a)	35,187	2,977,172
Distributors 2.1%
Pool Corp.	30,414	11,394,301
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.(a)	145,002	13,405,435
Hotels, Restaurants & Leisure 4.7%
Churchill Downs, Inc.	91,079	12,675,464
Planet Fitness, Inc., Class A(a)	54,636	3,684,652
Wingstop, Inc.	31,487	6,302,438
Xponential Fitness, Inc., Class A(a)	134,189	2,314,760
Total		24,977,314
Household Durables 2.6%
Skyline Champion Corp.(a)	135,391	8,861,341
TopBuild Corp.(a)	18,102	4,815,494
Total		13,676,835
Specialty Retail 4.1%
Boot Barn Holdings, Inc.(a)	30,795	2,608,029
Five Below, Inc.(a)	47,646	9,364,345
Williams-Sonoma, Inc.	78,051	9,767,302
Total		21,739,676
Total Consumer Discretionary		92,711,105
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	146,651	9,240,479
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
WD-40 Co.	17,452	3,292,320
Total Consumer Staples		12,532,799
Energy 2.8%
Energy Equipment & Services 0.4%
ChampionX Corp.	35,725	1,108,904
Helix Energy Solutions Group, Inc.(a)	130,021	959,555
Total		2,068,459
Oil, Gas & Consumable Fuels 2.4%
Antero Resources Corp.(a)	162,710	3,747,211
Diamondback Energy, Inc.	62,158	8,165,075
HF Sinclair Corp.	20,715	924,096
Total		12,836,382
Total Energy		14,904,841
Financials 6.7%
Banks 1.6%
Lakeland Financial Corp.	50,827	2,466,126
Pinnacle Financial Partners, Inc.	52,867	2,994,916
Western Alliance Bancorp	83,749	3,054,326
Total		8,515,368
Capital Markets 3.2%
Ares Management Corp., Class A	54,570	5,257,819
GCM Grosvenor, Inc., Class A	723,072	5,451,963
Houlihan Lokey, Inc., Class A	65,774	6,466,242
Total		17,176,024
Insurance 1.9%
Ryan Specialty Holdings, Inc., Class A(a)	231,896	10,409,811
Total Financials		36,101,203
Health Care 18.5%
Biotechnology 4.3%
Exact Sciences Corp.(a)	110,946	10,417,830
Natera, Inc.(a)	183,738	8,940,691
Sarepta Therapeutics, Inc.(a)	29,829	3,416,017
Total		22,774,538
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Wanger Acorn | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Glaukos Corp.(a)	31,766	2,262,057
Inspire Medical Systems, Inc.(a)	22,205	7,208,631
Insulet Corp.(a)	8,165	2,354,296
Outset Medical, Inc.(a)	189,676	4,148,214
Total		15,973,198
Health Care Providers & Services 2.4%
Amedisys, Inc.(a)	61,707	5,642,488
Chemed Corp.	11,435	6,193,996
P3 Health Partners, Inc., Class A(a),(b)	375,751	1,123,496
Total		12,959,980
Life Sciences Tools & Services 8.1%
Bio-Techne Corp.	182,447	14,893,149
DNA Script(a),(c),(d),(e)	2,550	728,418
Maravai LifeSciences Holdings, Inc., Class A(a)	262,213	3,259,307
Repligen Corp.(a)	71,291	10,084,825
Stevanato Group SpA	69,561	2,252,385
West Pharmaceutical Services, Inc.	32,176	12,306,355
Total		43,524,439
Pharmaceuticals 0.7%
Catalent, Inc.(a)	82,997	3,598,750
Total Health Care		98,830,905
Industrials 19.8%
Aerospace & Defense 3.1%
Axon Enterprise, Inc.(a)	41,995	8,194,064
Curtiss-Wright Corp.	46,024	8,452,768
Total		16,646,832
Building Products 0.9%
Simpson Manufacturing Co., Inc.	32,828	4,546,678
Commercial Services & Supplies 1.3%
Casella Waste Systems, Inc., Class A(a)	79,024	7,147,721
Construction & Engineering 1.9%
WillScot Mobile Mini Holdings Corp.(a)	214,342	10,243,404
Electrical Equipment 3.1%
AMETEK, Inc.	19,154	3,100,649
Common Stocks (continued)
Issuer	Shares	Value ($)
Atkore, Inc.(a)	53,671	8,369,456
Generac Holdings, Inc.(a)	32,941	4,912,491
Total		16,382,596
Machinery 2.5%
Middleby Corp. (The)(a)	39,537	5,844,755
SPX Technologies, Inc.(a)	87,704	7,452,209
Total		13,296,964
Professional Services 5.6%
Exponent, Inc.	45,823	4,276,202
ICF International, Inc.	57,512	7,153,918
KBR, Inc.	104,913	6,825,640
Paycom Software, Inc.	36,035	11,575,883
Total		29,831,643
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a)	46,213	7,734,208
Total Industrials		105,830,046
Information Technology 18.3%
Communications Equipment 1.4%
Calix, Inc.(a)	145,237	7,248,779
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	29,743	5,457,840
IT Services 3.3%
Endava PLC, ADR(a)	56,083	2,904,538
Globant SA(a)	21,980	3,950,246
MongoDB, Inc.(a)	10,610	4,360,604
VeriSign, Inc.(a)	27,906	6,305,919
Total		17,521,307
Semiconductors & Semiconductor Equipment 2.9%
Lattice Semiconductor Corp.(a)	65,877	6,328,803
Marvell Technology, Inc.	63,388	3,789,335
Monolithic Power Systems, Inc.	5,844	3,157,104
Wolfspeed, Inc.(a)	43,908	2,440,846
Total		15,716,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Acorn | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.1%
Atlassian Corp., Class A(a)	41,241	6,920,652
Bentley Systems, Inc., Class B	124,943	6,775,659
DoubleVerify Holdings, Inc.(a)	78,982	3,073,979
HubSpot, Inc.(a)	13,824	7,355,612
Sprout Social, Inc., Class A(a)	217,708	10,049,401
Workiva, Inc., Class A(a)	65,657	6,674,691
Zscaler, Inc.(a)	54,406	7,959,598
Total		48,809,592
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.(a)	12,306	3,067,271
Total Information Technology		97,820,877
Materials 4.4%
Chemicals 2.2%
Albemarle Corp.	20,703	4,618,632
Avient Corp.	174,596	7,140,977
Total		11,759,609
Construction Materials 0.7%
Vulcan Materials Co.	16,239	3,660,920
Containers & Packaging 1.5%
Avery Dennison Corp.	46,716	8,025,809
Total Materials		23,446,338
Real Estate 2.8%
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	102,403	10,054,951
CoStar Group, Inc.(a)	22,125	1,969,125
FirstService Corp.	17,883	2,755,591
Total		14,779,667
Total Real Estate		14,779,667
Total Common Stocks (Cost $434,240,008)		508,133,388

Securities Lending Collateral 0.1%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.997%(f),(g)	755,650	755,650
Total Securities Lending Collateral (Cost $755,650)		755,650

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(f),(h)	21,332,760	21,324,227
Total Money Market Funds (Cost $21,321,994)		21,324,227
Total Investments in Securities (Cost: $456,317,652)		530,213,265
Obligation to Return Collateral for Securities Loaned		(755,650)
Other Assets & Liabilities, Net		5,401,570
Net Assets		534,859,185

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $645,541.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $728,418, which represents 0.14% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Wanger Acorn | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $728,418, which represents 0.14% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	728,418

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	13,126,511	80,068,204*	(71,870,893)	405	21,324,227	(3,977)	410,803	21,332,760

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Acorn | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,175,607	—	—	11,175,607
Consumer Discretionary	92,711,105	—	—	92,711,105
Consumer Staples	12,532,799	—	—	12,532,799
Energy	14,904,841	—	—	14,904,841
Financials	36,101,203	—	—	36,101,203
Health Care	98,102,487	—	728,418	98,830,905
Industrials	105,830,046	—	—	105,830,046
Information Technology	97,820,877	—	—	97,820,877
Materials	23,446,338	—	—	23,446,338
Real Estate	14,779,667	—	—	14,779,667
Total Common Stocks	507,404,970	—	728,418	508,133,388
Securities Lending Collateral	755,650	—	—	755,650
Money Market Funds	21,324,227	—	—	21,324,227
Total Investments in Securities	529,484,847	—	728,418	530,213,265
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Wanger Acorn | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $434,995,658)	$508,889,038
Affiliated issuers (cost $21,321,994)	21,324,227
Receivable for:
Investments sold	10,864,907
Capital shares sold	147,528
Dividends	204,176
Securities lending income	86,120
Foreign tax reclaims	4,510
Expense reimbursement due from Investment Manager	5,891
Prepaid expenses	4,957
Total assets	541,531,354
Liabilities
Due upon return of securities on loan	755,650
Payable for:
Investments purchased	4,921,205
Capital shares redeemed	469,499
Investment advisory fee	10,760
Service fees	87,045
Administration fees	727
Trustees’ fees	340,571
Compensation of chief compliance officer	121
Other expenses	86,591
Total liabilities	6,672,169
Net assets applicable to outstanding capital stock	$534,859,185
Represented by
Paid in capital	554,918,173
Total distributable earnings (loss)	(20,058,988)
Total - representing net assets applicable to outstanding capital stock	$534,859,185
Shares outstanding	42,011,132
Net asset value per share	12.73
* Includes the value of securities on loan	645,541
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Acorn | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,261,710
Dividends — affiliated issuers	410,803
Income from securities lending — net	107,571
Foreign taxes withheld	(6,461)
Total income	1,773,623
Expenses:
Investment advisory fee	1,741,816
Service fees	257,318
Administration fees	117,690
Trustees’ fees	67,881
Custodian fees	4,285
Printing and postage fees	40,102
Accounting services fees	15,158
Legal fees	54,207
Compensation of chief compliance officer	1,406
Other	19,609
Total expenses	2,319,472
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(21,660)
Total net expenses	2,297,812
Net investment loss	(524,189)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,217,079)
Investments — affiliated issuers	(3,977)
Net realized loss	(2,221,056)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,437,881
Investments — affiliated issuers	405
Net change in unrealized appreciation (depreciation)	73,438,286
Net realized and unrealized gain	71,217,230
Net increase in net assets resulting from operations	$70,693,041
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Wanger Acorn | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment loss	$(524,189)	$(1,927,196)
Net realized loss	(2,221,056)	(91,533,245)
Net change in unrealized appreciation (depreciation)	73,438,286	(131,691,257)
Net increase (decrease) in net assets resulting from operations	70,693,041	(225,151,698)
Distributions to shareholders
Net investment income and net realized gains	—	(169,551,478)
Total distributions to shareholders	—	(169,551,478)
Increase in net assets from capital stock activity	46,023,995	127,291,724
Total increase (decrease) in net assets	116,717,036	(267,411,452)
Net assets at beginning of period	418,142,149	685,553,601
Net assets at end of period	$534,859,185	$418,142,149

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	191,562	2,281,901	709,236	10,684,583
Fund reorganization	5,916,758	70,883,229	—	—
Distributions reinvested	—	—	14,516,393	169,551,478
Shares redeemed	(2,267,140)	(27,141,135)	(3,685,184)	(52,944,337)
Total net increase	3,841,180	46,023,995	11,540,445	127,291,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger Acorn | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$10.95	$25.74	$24.63	$22.26	$20.70	$26.74
Income from investment operations:
Net investment income (loss)	(0.01)	(0.06)	(0.19)	(0.12)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.79	(8.14)	2.36	4.78	5.93	0.75
Total from investment operations	1.78	(8.20)	2.17	4.66	5.91	0.73
Less distributions to shareholders from:
Net investment income	—	—	(0.20)	—	(0.07)	(0.03)
Net realized gains	—	(6.59)	(0.86)	(2.29)	(4.28)	(6.74)
Total distributions to shareholders	—	(6.59)	(1.06)	(2.29)	(4.35)	(6.77)
Net asset value, end of period	$12.73	$10.95	$25.74	$24.63	$22.26	$20.70
Total return	16.26%(a)	(33.46%)	8.90%	24.23%	31.10%(a)	(1.46%)(a)
Ratios to average net assets
Total gross expenses(b)	0.99%	1.01%(c)	1.08%	1.10%	1.09%	1.05%
Total net expenses(b)	0.98%	1.01%(c)	1.08%	1.10%	1.06%	1.00%
Net investment loss	(0.22)%	(0.40)%	(0.71)%	(0.61)%	(0.08)%	(0.09)%
Supplemental data
Portfolio turnover	41%	119%	70%	92%	90%	81%
Net assets, end of period (in thousands)	$534,859	$418,142	$685,554	$708,343	$666,953	$581,991

Notes to Financial Highlights
(a)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Wanger Acorn | Semiannual Report 2023

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Wanger Acorn (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process approved by the Board of Trustees, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Wanger Acorn | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2023, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2023:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger Acorn
Securities lending transactions
Equity securities	$645,541	$—	$—	$—	$645,541
Gross amount of recognized liabilities for securities lending (collateral received)					755,650
Amounts due to counterparty in the event of default					$110,109
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	755,650
Total Liabilities	755,650
Total Financial and Derivative Net Assets	(755,650)
Financial Instruments	645,541
Net Amount (a)	(110,109)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
16	Wanger Acorn | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Wanger Acorn | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%
For the six months ended June 30, 2023, the annualized effective investment advisory fee rate was 0.74% of the Fund’s average daily net assets.
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Affiliates to provide portfolio management services to certain accounts managed by the Investment Manager. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Affiliates, including Columbia Management, may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Fund’s Chief Compliance Officer,  consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
18	Wanger Acorn | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2023, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Effective April 22, 2023 through April 30, 2025, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), do not
Wanger Acorn | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
exceed the annual rate of 0.95% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval form the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2025. Prior to April 22, 2023, CWAM contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), did not exceed the annual rate of 1.09% of the Fund’s average daily net assets.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
456,318,000	98,775,000	(24,880,000)	73,895,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(87,085,291)	—	(87,085,291)
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $187,127,626 and $223,953,031, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Wanger Acorn | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Fund reorganization
At the close of business on April 21, 2023, the Fund acquired the assets and assumed the identified liabilities of Wanger Select (the Acquired Fund), a series of Wanger Advisors Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in December 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $444,473,441 and the combined net assets immediately after the reorganization were $515,356,670.
The reorganization was accomplished by a tax-free exchange of 10,431,451 shares of the Acquired Fund valued at $70,883,229 (including $781,384 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued 5,916,758 shares.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2023, the Fund’s pro-forma results of operations for the six months ended June 30, 2023 would have been approximately:
($)
Net investment loss	(553,000)
Net realized loss	(4,828,000)
Net change in unrealized appreciation/(depreciation)	82,391,000
Net increase in net assets from operations	77,010,000
Wanger Acorn | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, one unaffiliated shareholders of record owned 24.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.2% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
22	Wanger Acorn | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Wanger Acorn | Semiannual Report 2023	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022. Among other things, the report indicated that:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk;
•	the Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Advisory
Agreement
(Unaudited)
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger Acorn (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
24	Wanger Acorn | Semiannual Report 2023

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund.
The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.
At a meeting held on June 14, 2023, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process.  The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. In addition, the Independent Trustees noted the quality of CWAM’s compliance record. They also considered CWAM’s extensive and focused efforts to continue to improve the performance of the Fund and believed they were reasonable and appropriate.
Wanger Acorn | Semiannual Report 2023	25

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Fund effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Fund
The Independent Trustees reviewed information comparing the Fund’s performance with that of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”) and the performance of the Fund’s primary benchmark. The Independent Trustees evaluated the performance and risk characteristics of the Fund over various periods, including over the one-, three- and five-year periods ended December 31, 2022 and April 30, 2023. They considered that the Fund had underperformed the median of its Broadridge performance group for the one-, three- and five-year periods ended December 31, 2022. The Independent Trustees also took into account that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2022. In addition, the Independent Trustees considered that the Fund had outperformed its Broadridge performance group median and primary benchmark for the more recent one-year period ended April 30, 2023 and underperformed its Broadridge performance group median and primary benchmark for the three- and five-year periods ended April 30, 2023.
The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve the Fund’s performance and that the Performance Committee was monitoring the Fund’s performance closely. In addition, the Independent Trustees considered that CWAM’s Domestic Team Head and Director of Research (U.S.) had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve the Fund’s performance as well as the impact of investment style in the recent market environment. In light of this information, the Independent Trustees concluded that the Fund’s performance was satisfactory versus its performance group and primary benchmark.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of the Fund compared with information for similar funds provided by Broadridge. They considered that the fee and expense comparison prepared by Broadridge for the Fund also included a pro forma view of the Fund’s expense ratios assuming the merger of Wanger Select into the Fund, which was effective on April 24, 2023.
The Independent Trustees took into account that, although the Fund’s net expenses and actual advisory fees paid were higher than the median of its Broadridge expense group, the Fund’s expected pro forma actual advisory fees paid following the merger of Wanger Select into the Fund were below the median of the Broadridge expense group. The Independent Trustees also took into account that Wanger Acorn as well as its Columbia Acorn Trust counterpart, Columbia Acorn Fund, were managed in an identical manner by the same portfolio managers and that the advisory fee schedule for the Fund and Columbia Acorn Fund was identical.  The Independent Trustees also considered that CWAM had contractually agreed through April 30, 2025, to extend the existing contractual limit on the Fund’s fees and expenses such that the Fund would experience a net decrease in total operating expenses of 0.14% from the prior year.
In addition, the Independent Trustees reviewed information prepared by Broadridge with respect to the total expenses of the Fund relative to its three- and five-year performance.
The Independent Trustees took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to the Fund.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their relationships with the Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They
26	Wanger Acorn | Semiannual Report 2023

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical levels of total assets. They also reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to the Fund by Ameriprise to assist in improving Fund performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees also considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that the Fund had lost assets over the past several years, although the Independent Trustees were also aware that the Fund had gained additional assets through a merger, effective April 24, 2023, with Wanger Select. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the expense limitation that CWAM had agreed to implement for the Fund through April 30, 2025. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Audit & Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefited from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
Wanger Acorn | Semiannual Report 2023	27

Board Consideration and Approval of Advisory
Agreement  (continued)
(Unaudited)
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 14, 2023, the Independent Trustees approved the continuation of the Advisory Agreement for the Fund through July 31, 2024.

28	Wanger Acorn | Semiannual Report 2023

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Wanger Acorn
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses and/or summary prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2023 Columbia Management Investment Advisers, LLC.
SAR7064_12_B01_(08/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer

Date	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer

Date	August 22, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting
and Financial Officer

Date	August 22, 2023